Financial instruments and risk management - Results of hedge relationships - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Accumulated fair value change on the statement of financial position for fair value hedges that are no longer applicable			£ 0	£ (1)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			247	124	£ (157)
Cash flow hedges | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other operating expenses			(13)	(42)	(10)
Notional amounts			1,734	1,874
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) transferred out of other comprehensive income to other finance charges			(54)	239	(175)
Notional amounts			873	1,694
Loss reported in reserves in respect of hedges of foreign currency borrowing no longer applicable			18	19
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			217	234
Cash flow hedges | Forecast
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	£ 20	£ 143
Cash flow hedges | Derivatives | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			260	(130)
Gain (loss) transferred out of other comprehensive income to other operating expenses			(17)	(11)
Cash flow hedges | Derivatives | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			60	(6)
Gain (loss) transferred out of other comprehensive income to other finance charges			(54)	239
Cash flow hedges | Derivatives | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on cash flow hedge instruments			(89)	32
Other comprehensive income (loss) reclassified to operating profit			33	46	£ 2
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts			£ 3,999	£ 4,444